Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial instruments
	Measured at amortized cost		Measured at fair value	Total
December 31, 2016 in € thousands	Classification pursuant to IAS 39	Carrying amount	Fair value	Carrying amount	Carrying amount
Deposits	LaR	18	18	-	18
Other receivables	LaR	3	3	-	3
Other non-current financial assets - third parties		21	21	-	21
Trade receivables	LaR	4,272	4,272	-	4,272
Deposits	LaR	2,155	2,155	-	2,155
Other receivables	LaR	334	334	-	334
Other financial assets - third parties (current)		2,489	2,489	-	2,489
Cash and cash equivalents	LaR	8,064	8,064	-	8,064
Total financial assets		14,846	14,846	-	14,846
Borrowings	OFL	5,850	5,811	-	5,850
Preferred shares treated as financial liabilities	OFL	26,280	26,280	-	26,280
Trade payables	OFL	5,568	5,568	-	5,568
Contingent consideration	LdaFV	-	-	295	295
Deferred consideration payable	OFL	1,000	1,000	-	1,000
Other liabilities	OFL	42	42	-	42
Other financial liabilities to third parties (current)		1,042	1,042	295	1,337
Total financial liabilities		38,740	38,701	295	39,035

		Measured at amortized cost		Measured at fair value	Total
December 31, 2017 in € thousands	Classification pursuant to IAS 39	Carrying amount	Fair value	Carrying amount	Carrying amount
Deposits	LaR	20	20	-	20
Other receivables	LaR	3	3	-	3
Other non-current financial assets - third parties		23	23	-	23
Trade receivables	LaR	6,814	6,814	-	6,814
Deposits	LaR	2,099	2,099	-	2,099
Other receivables	LaR	1,057	1,057	-	1,057
Other financial assets - third parties (current)		3,156	3,156	-	3,156
Cash and cash equivalents	LaR	8,214	8,214	-	8,214
Total financial assets		18,207	18,207	-	18,207
Borrowings	OFL	5,850	6,284	-	5,850
Preferred shares treated as financial liabilities	OFL	-	-	-	-
Trade payables	OFL	11,489	11,489	-	11,489
Contingent consideration	LdaFV	-	-	-	-
Deferred consideration payable	OFL	-	-	-	-
Other liabilities	OFL	6,515	6,515	-	6,515
Other financial liabilities to third parties (current)		6,515	6,515	-	6,515
Total financial liabilities		23,854	24,288	-	23,854

Schedule of movements of financial liabilities
					Non-Cash related changes
in € thousands	January 1, 2017	Cash related changes from operating activities	Cash related changes from financing activities	Cash related changes from investing activities	Changes in Consolidation Group	Changes in interest expenses	Other changes	December 31, 2017
Borrowings	5,850	(509)				509		5,850
Preferred shares treated as financial liabilities	26,280						(26,280)	-
Contingent consideration	295			(295)				-
Deferred consideration payable	1,000		(1,000)					-
Other liabilities	42		(5)		1,176		5,302	6,515
Other financial liabilities to third parties (current)	1,337		(1,005)	(295)	1,176		5,302	6,515
Total financial liabilities	33,467	(509)	(1,005)	(295)	1,176	509	(20,978)	12,365

Schedule of financial assets that are either past due or impaired
in € thousands	Carrying amount	Thereof neither past due nor impaired	Thereof past due as of the reporting date and impaired
December 31, 2016
Deposits	334	334	-
Other receivables	2,155	2,155	-
Other financial assets	2,489	2,489	-
Trade receivables	4,272	3,206	1,066
Total	6,761	5,590	1,066
December 31, 2017
Other receivables	1,060	1,060	-
Deposits	2,119	2,119	-
Other financial assets	3,179	3,179	-
Trade receivables	6,814	6,040	774
Total	9,993	9,219	774

Schedule of impairment of assets
in € thousands	Impairments
Balance at December 31, 2015	912
Impairment loss recognized	4,073
Amounts written off	(3,919)
Balance at December 31, 2016	1,066
Impairment loss recognized	4,102
Amounts written off	(4,394)
Balance at December 31, 2017	774

Schedule of liquidity risk
Contractual cash flow
December 31, 2016 in € thousands	Carrying amount	Total	< 1 year	1-5 years	More than 5 years
Borrowings	5,850	7,157	513	6,644	-
Preferred shares treated as financial liabilities	26,280	-	-	-	-
Trade payables	5,568	5,568	5,568	-	-
Other current financial liabilities	1,337	1,337	1,337	-	-
Contingent consideration	295	295	295	-	-
Deferred consideration payable	1,000	1,000	1,000	-	-
Other liabilities	42	42	42	-	-
Total financial liabilities	39,035	14,062	7,418	6,644	-

		Contractual cash flow
December 31, 2017 in € thousands	Carrying amount	Total	< 1 year	1-5 years	More than 5 years
Borrowings	5,850	6,284	6,284	-	-
Trade payables	11,489	11,489	11,489	-	-
Other current financial liabilities	6,515	6,515	6,515	-	-
Total financial liabilities	23,854	24,288	24,288	-	-

Schedule of currency risk
December 31, 2016 in thousands in local currency	EUR	USD	GBP	AUD	CAD
Financial assets				-	-
Trade receivables	3,645	268	319	-	-
Other financial assets	2,489	-	-	-	-
Cash and cash equivalents	6,907	596	507	-	-
Financial liabilities	-	-	-	-	-
Borrowings	(5,855)	-	-	-	-
Preferred shares treated as financial liabilities	(26,280)	-	-	-	-
Trade payables	(2,798)	(1,344)	(1,280)	-	-
Other financial liabilities	(1,337)	-	-	-	-
Net statement of financial position exposure	(23,229)	(480)	(454)	-	-

December 31, 2017 in thousands in local currency	EUR	USD	GBP	AUD	CAD	ILS
Financial assets
Trade receivables	5,738	924	110	132	143
Other financial assets	2,355	240	-	-	-	2,500
Cash and cash equivalents	1,838	6,568	47	247	450	1,605
Financial liabilities
Borrowings	(5,850)	-	-	-	-	-
Trade payables	(6,711)	(4,883)	(80)	(178)	(620)	(343)
Other financial liabilities	(5,905)	(415)	-	-	-	(1,099)
Net statement of financial position exposure	(8,535)	2,434	77	201	(27)	2,663

Schedule of sensitivity analysis for types of market risk
	Profit or loss
Effect in euro	Strengthening	Weakening
December 31, 2015
EUR (0% movement)	-	-
USD (12% movement)	247	58
GBP (6% movement)	350	268

December 31, 2016
EUR (0% movement)	-	-
USD (3% movement)	62	34
GBP (14% movement)	(77)	(254)

December 31, 2017
EUR (0% movement)	-	-
USD (12% movement)	(335)	335
GBP (4% movement)	(3)	3
AUD (5% movement)	(10)	10
CAD (6% movement)	2	(2)
ILS (3% movement)	(76)	76